EQUITY INDEX
GuideStone Funds Equity Index Fund
Investment Objective
The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses EQUITY INDEX		GS2 Class	GS4 Class
Management fee		0.16%	0.16%
Other expenses		0.09%	0.34%
Total annual operating expenses		0.25%	0.50%
Fee waiver & expense reimbursement	[1]	(0.01%)	(0.11%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.24%	0.39%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.23% for the GS2 Class and 0.38% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example EQUITY INDEX (USD $)	GS2 Class	GS4 Class
1 Year	25	40
3 Years	79	149
5 Years	140	269
10 Years	317	618

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

  Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities (primarily common stocks) of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

  The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:

  The S&P 500® Index;

  Companies included in the S&P 500® Index; or

  Stock indices other than but similar to the S&P 500® Index.

  The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

  The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

  The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Principal Investment Risks

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

  There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

  The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.

  There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis.

  The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 15.70% 6/2009	Worst Quarter: (22.33)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns EQUITY INDEX		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		15.76%	1.47%	6.77%	3.35%	Aug. 27, 2001
GS4 Class after taxes on distributions	[1]	15.25%	0.72%	6.17%	2.76%	Aug. 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	10.74%	1.11%	5.84%	2.74%	Aug. 27, 2001
GS2 Class		15.92%	1.62%	6.94%	3.44%	Aug. 27, 2001
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	3.67%	Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.